UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investors Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH

GLOBAL EQUITY FUND

FORM N-Q

JANUARY 31, 2010

Legg Mason Batterymarch Global Equity Fund

Schedule of Investments (unaudited)	January 31, 2010

Shares	Security	Value
COMMON STOCKS - 99.1%
CONSUMER DISCRETIONARY - 8.2%
Automobiles - 0.6%
10,129	Bayerische Motoren Werke AG (a)	$432,855
14,800	Honda Motor Co., Ltd. (a)	501,553

	Total Automobiles	934,408

Distributors - 0.3%
1,183,100	Inchcape PLC (a)*	504,581

Diversified Consumer Services - 0.3%
4,100	ITT Educational Services Inc. *	397,167

Hotels, Restaurants & Leisure - 0.7%
23,000	Ctrip.com International Ltd., ADR *	719,670
18,388	OPAP SA (a)	403,132

	Total Hotels, Restaurants & Leisure	1,122,802

Household Durables - 1.1%
19,200	Leggett & Platt Inc.	350,592
27,900	Newell Rubbermaid Inc.	378,603
32,900	Sony Corp. (a)	1,094,181

	Total Household Durables	1,823,376

Leisure Equipment & Products - 0.3%
42,600	Sega Sammy Holdings Inc. (a)	479,311

Media - 1.5%
40,300	Comcast Corp., Class A Shares	637,949
16,275	Publicis Groupe SA (a)	664,471
15,300	Thomson Reuters Corp.	511,480
22,000	Time Warner Inc.	603,900

	Total Media	2,417,800

Multiline Retail - 0.8%
12,600	Kohl’s Corp. *	634,662
11,400	Target Corp.	584,478

	Total Multiline Retail	1,219,140

Specialty Retail - 1.7%
9,700	Advance Auto Parts Inc.	382,665
11,300	Aeropostale Inc. *	371,657
41,000	Gap Inc.	782,280
12,000	Ross Stores Inc.	551,160
14,300	TJX Cos. Inc.	543,543

	Total Specialty Retail	2,631,305

Textiles, Apparel & Luxury Goods - 0.9%
21,351	Coach Inc.	744,723
6,541	LVMH Moet Hennessy Louis Vuitton SA (a)	716,288

	Total Textiles, Apparel & Luxury Goods	1,461,011

	TOTAL CONSUMER DISCRETIONARY	12,990,901

CONSUMER STAPLES - 8.0%
Beverages - 1.0%
28,000	Coca-Cola Enterprises Inc.	565,320
16,200	PepsiCo Inc.	965,844

	Total Beverages	1,531,164

Food & Staples Retailing - 0.7%
7,843	Metro AG (a)	430,567

See Notes to Schedule of Investments.

Legg Mason Batterymarch Global Equity Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
Food & Staples Retailing - 0.7% (continued)
12,180	Wal-Mart Stores Inc.	$650,778

	Total Food & Staples Retailing	1,081,345

Food Products - 2.3%
19,300	ConAgra Foods Inc.	438,882
22,400	Dean Foods Co. *	394,912
41,200	Del Monte Foods Co.	468,856
33,500	Kraft Foods Inc., Class A Shares	926,610
30,302	Nestle SA, Registered Shares (a)	1,434,756

	Total Food Products	3,664,016

Household Products - 1.3%
7,200	Clorox Co.	426,024
13,900	Kimberly-Clark Corp.	825,521
14,400	Procter & Gamble Co.	886,320

	Total Household Products	2,137,865

Tobacco - 2.7%
68,164	Altria Group Inc.	1,353,737
25,279	British American Tobacco PLC (a)	834,861
8,900	Lorillard Inc.	673,730
31,064	Philip Morris International Inc.	1,413,723

	Total Tobacco	4,276,051

	TOTAL CONSUMER STAPLES	12,690,441

ENERGY - 12.7%
Energy Equipment & Services - 2.4%
45,800	Acergy SA (a)	697,248
17,900	Nabors Industries Ltd. *	399,170
12,200	National-Oilwell Varco Inc.	498,980
19,000	Noble Corp.	766,080
7,619	Technip SA (a)	515,894
25,191	Tenaris SA (a)	556,709
4,500	Transocean Ltd. *	381,330

	Total Energy Equipment & Services	3,815,411

Oil, Gas & Consumable Fuels - 10.3%
4,900	Apache Corp.	483,973
209,140	BP PLC (a)	1,960,554
19,700	Cenovus Energy Inc.	455,708
20,970	Chevron Corp.	1,512,356
23,300	ConocoPhillips	1,118,400
36,541	Eni SpA (a)	852,145
33,625	Exxon Mobil Corp.	2,166,459
16,200	Marathon Oil Corp.	482,922
7,500	Occidental Petroleum Corp.	587,550
7,700	Petroleo Brasileiro SA, ADR	312,389
58,938	Royal Dutch Shell PLC, Class A Shares (a)	1,652,310
32,800	Statoil ASA (a)	734,952
25,200	Suncor Energy Inc.	796,435
28,700	Total SA (a)	1,669,038
7,700	Walter Industries Inc.	499,884
28,400	Williams Cos. Inc.	591,856
9,500	XTO Energy Inc.	423,415

	Total Oil, Gas & Consumable Fuels	16,300,346

	TOTAL ENERGY	20,115,757

FINANCIALS - 19.6%
Capital Markets - 1.6%
20,660	Credit Suisse Group AG, Registered Shares (a)	896,067
7,193	Deutsche Bank AG, Registered Shares (a)	438,454

See Notes to Schedule of Investments.

Legg Mason Batterymarch Global Equity Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
Capital Markets - 1.6% (continued)
6,400	Goldman Sachs Group Inc.	$951,808
9,600	Morgan Stanley	257,088

	Total Capital Markets	2,543,417

Commercial Banks - 10.8%
51,139	Australia & New Zealand Banking Group Ltd. (a)	981,208
89,012	Banco Bilbao Vizcaya Argentaria SA (a)	1,353,991
90,064	Banco Santander SA (a)	1,270,509
14,500	Bank of Montreal	705,860
17,700	Bank of Nova Scotia	742,830
216,796	Barclays PLC (a)	929,989
14,579	BNP Paribas SA (a)	1,039,526
202,500	BOC Hong Kong Holdings Ltd. (a)	421,415
20,002	Commonwealth Bank of Australia (a)	940,315
88,300	HSBC Holdings PLC (a)	947,944
31,814	National Australia Bank Ltd. (a)	740,679
10,100	National Bank of Canada	534,311
77,000	Oversea-Chinese Banking Corp. Ltd. (a)	446,431
16,440	Royal Bank of Canada	804,609
42,333	Standard Chartered PLC (a)	969,380
19,100	Sumitomo Mitsui Financial Group Inc. (a)	616,428
16,200	Toronto-Dominion Bank	955,439
35,500	Wells Fargo & Co.	1,009,265
55,048	Westpac Banking Corp. (a)	1,160,181
55,000	Yamaguchi Financial Group Inc. (a)	545,665

	Total Commercial Banks	17,115,975

Consumer Finance - 0.4%
8,900	American Express Co.	335,174
23,000	Discover Financial Services	314,640

	Total Consumer Finance	649,814

Diversified Financial Services - 1.5%
52,400	Bank of America Corp.	795,432
14,287	Bolsas y Mercados Espanoles (a)	408,104
30,300	JPMorgan Chase & Co.	1,179,882

	Total Diversified Financial Services	2,383,418

Insurance - 4.5%
16,600	AFLAC Inc.	803,938
8,379	Allianz AG (a)	928,690
83,119	Aviva PLC (a)	514,385
12,298	Hannover Rueckversicherung AG (a)*	569,233
19,600	Industrial Alliance Insurance and Financial Services Inc.	588,257
26,000	Manulife Financial Corp.	475,604
14,100	MetLife Inc.	498,012
7,246	Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe) (a)	1,088,343
16,300	Prudential Financial Inc.	814,837
18,300	Tokio Marine Holdings Inc. (a)	492,300
9,000	Torchmark Corp.	404,100

	Total Insurance	7,177,699

Real Estate Investment Trusts (REITs) - 0.2%
16,300	Hospitality Properties Trust	360,556

Real Estate Management & Development - 0.6%
26,900	Brookfield Asset Management Inc., Class A Shares	542,684
21,000	Sumitomo Realty & Development Co., Ltd. (a)	371,489

	Total Real Estate Management & Development	914,173

	TOTAL FINANCIALS	31,145,052

See Notes to Schedule of Investments.

Legg Mason Batterymarch Global Equity Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
HEALTH CARE - 10.5%
Biotechnology - 0.5%
13,100	Amgen Inc. *	$766,088

Health Care Providers & Services - 1.4%
9,400	Medco Health Solutions Inc. *	577,912
32,400	UnitedHealth Group Inc.	1,069,200
9,400	WellPoint Inc. *	598,968

	Total Health Care Providers & Services	2,246,080

Pharmaceuticals - 8.6%
15,300	Abbott Laboratories	809,982
38,100	AstraZeneca PLC (a)	1,774,293
46,100	Bristol-Myers Squibb Co.	1,122,996
10,200	Eli Lilly & Co.	359,040
41,286	GlaxoSmithKline PLC (a)	805,079
23,900	H. Lundbeck A/S (a)	446,505
22,800	Johnson & Johnson	1,433,208
37,700	Merck & Co. Inc.	1,439,386
36,200	Novartis AG, Registered Shares (a)	1,940,067
92,000	Pfizer Inc.	1,716,720
4,256	Roche Holding AG (a)	715,217
13,666	Sanofi-Aventis (a)	1,009,448

	Total Pharmaceuticals	13,571,941

	TOTAL HEALTH CARE	16,584,109

INDUSTRIALS - 9.7%
Aerospace & Defense - 3.0%
4,400	Alliant Techsystems Inc. *	347,468
22,379	European Aeronautic Defence & Space Co. (a)	436,849
11,100	General Dynamics Corp.	742,035
4,300	L-3 Communications Holdings Inc.	358,362
9,600	Lockheed Martin Corp.	715,392
11,216	MTU Aero Engines Holding AG (a)	583,766
9,900	Northrop Grumman Corp.	560,340
19,100	Raytheon Co.	1,001,413

	Total Aerospace & Defense	4,745,625

Commercial Services & Supplies - 0.3%
15,100	Avery Dennison Corp.	490,901

Construction & Engineering - 1.0%
13,277	Fomento de Construcciones y Contratas SA (a)	508,380
26,600	KBR Inc.	498,218
12,400	URS Corp. *	556,512

	Total Construction & Engineering	1,563,110

Electrical Equipment - 0.4%
7,105	Nexans SA (a)	565,336

Industrial Conglomerates - 2.3%
68,976	General Electric Co.	1,109,134
12,000	Jardine Matheson Holdings Ltd. (a)	358,610
92,000	Keppel Corp. Ltd. (a)	544,508
203,000	SembCorp Industries Ltd. (a)	502,370
6,949	Siemens AG, Registered Shares (a)	623,444
15,800	Tyco International Ltd. *	559,794

	Total Industrial Conglomerates	3,697,860

Machinery - 0.3%
8,482	Andritz AG (a)	472,983

See Notes to Schedule of Investments.

Legg Mason Batterymarch Global Equity Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
Road & Rail - 0.7%
9,600	Canadian National Railway Co.	$479,191
10,400	East Japan Railway Co. (a)	697,337

	Total Road & Rail	1,176,528

Trading Companies & Distributors - 1.7%
67,000	Itochu Corp. (a)	521,097
31,000	Mitsubishi Corp. (a)	744,370
52,500	Mitsui & Co., Ltd. (a)	766,366
55,400	Sumitomo Corp. (a)	621,559

	Total Trading Companies & Distributors	2,653,392

	TOTAL INDUSTRIALS	15,365,735

INFORMATION TECHNOLOGY - 13.8%
Communications Equipment - 2.0%
75,600	Cisco Systems Inc. *	1,698,732
61,100	Motorola Inc. *	375,765
40,722	Nokia Oyj (a)	562,808
7,900	Research In Motion Ltd. *	498,983

	Total Communications Equipment	3,136,288

Computers & Peripherals - 3.7%
6,200	Apple Inc. *	1,191,144
47,600	Dell Inc. *	614,040
103,000	Fujitsu Ltd. (a)	628,603
18,840	Hewlett-Packard Co.	886,799
21,050	International Business Machines Corp.	2,576,309

	Total Computers & Peripherals	5,896,895

Electronic Equipment, Instruments & Components - 1.1%
21,900	Arrow Electronics Inc. *	575,313
18,200	Avnet Inc. *	481,208
205,000	Hitachi Ltd. (a)*	701,730

	Total Electronic Equipment, Instruments & Components	1,758,251

Internet Software & Services - 0.6%
1,800	Google Inc., Class A Shares *	952,956

IT Services - 1.2%
14,300	Accenture PLC, Class A Shares	586,157
10,500	Computer Sciences Corp. *	538,650
8,600	Hewitt Associates Inc., Class A Shares *	339,528
146	NTT Data Corp. (a)	453,177

	Total IT Services	1,917,512

Semiconductors & Semiconductor Equipment - 2.4%
137,200	Advanced Semiconductor Engineering Inc., ADR	535,080
88,700	Infineon Technologies AG (a)*	489,818
48,700	Intel Corp.	944,780
59,200	Micron Technology Inc. *	516,224
45,800	Siliconware Precision Industries Co., ADR	309,150
26,600	Texas Instruments Inc.	598,500
107,800	United Microelectronics Corp., ADR *	378,378

	Total Semiconductors & Semiconductor Equipment	3,771,930

Software - 2.8%
22,500	CA Inc.	495,900
95,000	Microsoft Corp.	2,677,100
1,400	Nintendo Co., Ltd. (a)	391,013

See Notes to Schedule of Investments.

Legg Mason Batterymarch Global Equity Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
Software - 2.8% (continued)
40,000	Oracle Corp.	$922,400

	Total Software	4,486,413

	TOTAL INFORMATION TECHNOLOGY	21,920,245

MATERIALS - 7.5%
Chemicals - 0.9%
16,931	BASF SE (a)	961,178
226,000	Showa Denko KK (a)	459,435

	Total Chemicals	1,420,613

Containers & Packaging - 0.2%
15,300	Pactiv Corp. *	345,015

Metals & Mining - 5.6%
26,680	Anglo American PLC (a)*	969,665
85,600	BHP Billiton PLC (a)	2,518,355
7,800	First Quantum Minerals Ltd.	566,270
26,500	IAMGOLD Corp.	349,546
15,012	KGHM Polska Miedz SA (a)	493,770
17,600	Newmont Mining Corp.	754,336
27,977	Rio Tinto PLC (a)	1,344,655
23,300	Teck Cominco Ltd., Class B Shares *	763,652
16,926	ThyssenKrupp AG (a)	535,489
37,464	Xstrata PLC (a)*	613,666

	Total Metals & Mining	8,909,404

Paper & Forest Products - 0.8%
36,900	International Paper Co.	845,379
23,500	Svenska Cellulosa AB, Class B Shares (a)	318,443

	Total Paper & Forest Products	1,163,822

	TOTAL MATERIALS	11,838,854

TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 2.8%
62,642	AT&T Inc.	1,588,601
36,749	Koninklijke KPN NV (a)	610,185
14,100	Nippon Telegraph & Telephone Corp. (a)	594,845
55,905	Portugal Telecom, SGPS, SA (a)	579,639
992	Swisscom AG (a)	361,050
9,043	Telefonica SA (a)	217,479
18,200	Verizon Communications Inc.	535,444

	Total Diversified Telecommunication Services	4,487,243

Wireless Telecommunication Services - 2.0%
32,100	America Movil SAB de CV, Series L Shares, ADR	1,401,165
8,000	Mobile TeleSystems, ADR	382,240
614,319	Vodafone Group PLC (a)	1,321,929

	Total Wireless Telecommunication Services	3,105,334

	TOTAL TELECOMMUNICATION SERVICES	7,592,577

UTILITIES - 4.3%
Electric Utilities - 0.8%
114,035	Energias de Portugal SA (a)	451,748
4,400	FPL Group Inc.	214,544
30,000	Tohoku Electric Power Co. Inc. (a)	603,616

	Total Electric Utilities	1,269,908

Gas Utilities - 0.9%
133,684	Snam Rete Gas SpA (a)	629,068
118,000	Tokyo Gas Co., Ltd. (a)	477,384

See Notes to Schedule of Investments.

Legg Mason Batterymarch Global Equity Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Shares	Security	Value
Gas Utilities - 0.9% (continued)
13,900	UGI Corp.	$340,689

	Total Gas Utilities	1,447,141

Independent Power Producers & Energy Traders - 0.4%
54,300	AES Corp. *	685,809

Multi-Utilities - 2.2%
12,000	DTE Energy Co.	504,480
17,927	GDF Suez (a)	680,564
35,047	National Grid PLC (a)	353,388
11,600	PG&E Corp.	489,984
12,400	Public Service Enterprise Group Inc.	379,316
11,950	RWE AG (a)	1,060,348

	Total Multi-Utilities	3,468,080

	TOTAL UTILITIES	6,870,938

	TOTAL COMMON STOCKS (Cost - $147,462,649)	157,114,609

PREFERRED STOCKS - 0.7%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
35,348	ProSiebenSat.1 Media AG (a)	477,904

FINANCIALS - 0.4%
Commercial Banks - 0.4%
33,200	Itau Unibanco Holding SA (a)	635,842

	TOTAL PREFERRED STOCKS (Cost - $1,146,238)	1,113,746

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $148,608,887)	158,228,355

Face Amount
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
$334,000	State Street Bank & Trust Co. repurchase agreement dated 1/29/10, 0.010% due 2/1/10; Proceeds at maturity - $334,000; (Fully collateralized by U.S. Treasury Bills, 0.000% due 7/15/10; Market value - $344,793) (Cost - $334,000)	334,000

	TOTAL INVESTMENTS - 100.0% (Cost - $148,942,887#)	158,562,355
	Other Assets in Excess of Liabilities - 0.0%	24,196

	TOTAL NET ASSETS - 100.0%	$158,586,551

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt

See Notes to Schedule of Investments.

Legg Mason Batterymarch Global Equity Fund

Schedule of Investments (unaudited) (continued)	January 31, 2010

Summary of Investments by Country **
United States	45.7%
United Kingdom	10.3
Japan	7.4
Canada	6.2
Germany	5.4
France	4.6
Switzerland	4.4
Australia	2.4
Spain	2.4
Netherlands	1.4
Singapore	0.9
Italy	0.9
Norway	0.9
Mexico	0.9
Taiwan	0.8
Portugal	0.6
Brazil	0.6
Hong Kong	0.5
Cayman Islands	0.5
Ireland	0.4
Finland	0.4
Luxembourg	0.3
Poland	0.3
Austria	0.3
Denmark	0.3
Greece	0.3
Bermuda	0.3
Russia	0.2
Sweden	0.2
Short-Term Investment	0.2
100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of January 31, 2010 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Batterymarch Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depository receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Long-term investments†:
Common stocks:
Consumer discretionary	$8,194,529	$4,796,372	—	$12,990,901
Consumer staples	9,990,257	2,700,184	—	12,690,441
Energy	11,476,907	8,638,850	—	20,115,757
Financials	13,074,326	18,070,726	—	31,145,052
Health care	9,893,500	6,690,609	—	16,584,109
Industrials	7,418,760	7,946,975	—	15,365,735
Information technology	18,693,096	3,227,149	—	21,920,245

Notes to Schedule of Investments (unaudited) (continued)

Materials	3,624,198	8,214,656	—	11,838,854
Telecommunication services	3,907,450	3,685,127	—	7,592,577
Utilities	2,614,822	4,256,116	—	6,870,938
Preferred stocks:
Consumer discretionary	—	477,904	—	477,904
Financials	—	635,842	—	635,842

Total long-term investments	$88,887,845	$69,340,510	—	$158,228,355

Short-term investments†	—	334,000	—	334,000

Total investments	$88,887,845	$69,674,510	—	$158,562,355

†See	Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)

(e)	Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$16,898,831
Gross unrealized depreciation	(7,279,363)

Net unrealized appreciation	$9,619,468

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: March 25, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: March 25, 2010